Share capital - Share Premium (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share capital
Share premium	$ 349,691,503	$ 347,295,152
Fair value of shares earnouts	349,691,503	347,295,152
Restructuring took effect retroactively during the year
Share capital
Share premium	433,709,724	431,313,373
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)	(8,467,766)
Fair value of shares earnouts	(75,550,455)	(75,550,455)
Issuance of shares to shareholders | Restructuring took effect retroactively during the year
Share capital
Share premium	95,129,162	92,732,811
Conversion of convertible notes | Restructuring took effect retroactively during the year
Share capital
Share premium	145,952,505	145,952,505
Issuance of shares to PIPE investors | Restructuring took effect retroactively during the year
Share capital
Share premium	39,663,603	39,663,603
Recapitalization costs | Restructuring took effect retroactively during the year
Share capital
Share premium	121,077,329	121,077,329
Other shares issued during the year | Restructuring took effect retroactively during the year
Share capital
Share premium	$ 31,887,125	$ 31,887,125